Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock Series J Preferred stock	Common Stock	Accumulated Other Comprehensive Income (Loss)	Capital in Excess of Par Value	Accumulated Deficit	Common Stock Held in Treasury	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 3,101,967	$ 46,032	$ 24	$ (165,066)	$ 5,410,147	$ (2,491,929)	$ (186,210)	$ 488,969
Increase (decrease) in equity
Conversion of limited partner units (common shares: 584,432 in 2011; 247,640 in 2010; 1,866,474 in 2009, Note 10)					24,033			(24,033)
Public offerings of common stock (40,250,000 common shares)	1,638,340		4		1,638,336
Stock options exercised (common shares: 324,720 in 2011; 178,683 in 2010; 181,850 in 2009 and net of 76,969 shares used to fund required withholding tax in 2011)	4,725				4,725
Series J preferred stock premium amortization	(328)	(328)
Conversion of Series C preferred Units to limited partner units	763							763
Issuance of limited partner units with the redemption of the Series C preferred units	1,875							1,875
Issuance of limited partner units with the redemption of the Series D preferred units	38,086							38,086
Stock incentive program (net common shares: 116,885 in 2011; 116,726 in 2010; and 254,227 in 2009)					(9,414)		9,414
Amortization of stock incentive	22,870				22,870
Issuance of unit equivalents and other (6,857 treasury shares in 2011)	(4,579)				(508)	(4,141)		70
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					(162,732)			162,732
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests	(928,400)					(769,008)		(159,392)
Stock and units issued to common shareholders and limited partners (11,876,076 common shares)	754,237		1		620,502			133,734
Distribution to other noncontrolling interest partners	(25,176)							(25,176)
Other comprehensive income (loss)	203,205			161,978				41,227
Net income, excluding $1,915, $2,315, and $11,885 attributable to preferred interests in the Operating Partnership during 2011, 2010, and 2009, respectively and $8,946 attributable to noncontrolling redeemable interests in properties during 2011	375,377					309,407		65,970
Balance at Dec. 31, 2009	5,182,962	45,704	29	(3,088)	7,547,959	(2,955,671)	(176,796)	724,825
Increase (decrease) in equity
Conversion of limited partner units (common shares: 584,432 in 2011; 247,640 in 2010; 1,866,474 in 2009, Note 10)					3,866			(3,866)
Issuance of limited partner units	162,987							162,987
Stock options exercised (common shares: 324,720 in 2011; 178,683 in 2010; 181,850 in 2009 and net of 76,969 shares used to fund required withholding tax in 2011)	5,006				5,006
Series I preferred unit conversion to limited partner units	50,874							50,874
Series I preferred stock conversion to common stock (7,871,276 preferred shares to 6,670,589 common shares)	393,564		1		393,563
Series J preferred stock premium amortization	(329)	(329)
Stock incentive program (net common shares: 116,885 in 2011; 116,726 in 2010; and 254,227 in 2009)					(10,360)		10,360
Amortization of stock incentive	16,839				16,839
Issuance of unit equivalents and other (6,857 treasury shares in 2011)	993				(749)	(12,057)		13,799
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					103,728			(103,728)
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests	(917,128)					(763,881)		(153,247)
Distribution to other noncontrolling interest partners	(24,835)							(24,835)
Other comprehensive income (loss)	11,620			9,618				2,002
Net income, excluding $1,915, $2,315, and $11,885 attributable to preferred interests in the Operating Partnership during 2011, 2010, and 2009, respectively and $8,946 attributable to noncontrolling redeemable interests in properties during 2011	751,199					617,038		134,161
Balance at Dec. 31, 2010	5,633,752	45,375	30	6,530	8,059,852	(3,114,571)	(166,436)	802,972
Increase (decrease) in equity
Conversion of limited partner units (common shares: 584,432 in 2011; 247,640 in 2010; 1,866,474 in 2009, Note 10)					9,465			(9,465)
Issuance of limited partner units	9,084							9,084
Stock options exercised (common shares: 324,720 in 2011; 178,683 in 2010; 181,850 in 2009 and net of 76,969 shares used to fund required withholding tax in 2011)	2,095				2,095
Common Stock Retired (61,584 common shares)	(6,385)				(6,385)
Series J preferred stock premium amortization	(328)	(328)
Stock incentive program (net common shares: 116,885 in 2011; 116,726 in 2010; and 254,227 in 2009)					(13,000)		13,000
Amortization of stock incentive	14,018				14,018
Issuance of unit equivalents and other (6,857 treasury shares in 2011)	21,940				1,056	(131,224)	895	151,213
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					36,032			(36,032)
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests	(1,242,241)					(1,030,744)		(211,497)
Distribution to other noncontrolling interest partners	(1,029)							(1,029)
Other comprehensive income (loss)	(121,657)			(100,793)				(20,864)
Net income, excluding $1,915, $2,315, and $11,885 attributable to preferred interests in the Operating Partnership during 2011, 2010, and 2009, respectively and $8,946 attributable to noncontrolling redeemable interests in properties during 2011	1,235,039					1,024,799		210,240
Balance at Dec. 31, 2011	$ 5,544,288	$ 45,047	$ 30	$ (94,263)	$ 8,103,133	$ (3,251,740)	$ (152,541)	$ 894,622